Information concerning the Group's Consolidated Operations - Disclosure of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes in deferred tax liability (asset) [abstract]
Credits and net operating loss carryforwards	$ 205,837	$ 160,772	$ 155,673
Capitalization of R&D expenses under SEC 174 rule	0	5,052	4,092
Pension commitments	332	279	550
Leases liabilities	7,321	9,459	11,478
Revaluations of financial assets	0	0	15,830
Deferred tax assets from other deductible differences	2,249	856	772
Non-recognition of deferred tax assets	(208,598)	(167,026)	(177,001)
Deferred tax assets	7,142	9,391	11,392
Accelerated depreciation of assets for tax purposes	7	(94)	(740)
Right-of-use assets and other leases-related effects	(6,228)	(8,359)	(10,401)
Deferred tax liabilities from other taxable differences	(539)	(556)	(410)
Deferred tax liabilities	(6,760)	(9,009)	(11,550)
Net deferred tax assets	$ 382	$ 382
Net deferred tax liabilities			$ (158)